Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of finance expense [abstract]
Schedule of Finance Expense

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Interest expense – environmental rehabilitation	(29.1)	(24.8)	(21.8)
Unwinding of discount rate on silicosis settlement costs	(0.6)	(0.6)	(0.9)
Interest expense – lease liability	(25.9)	(24.8)	(22.7)
Interest expense – borrowings	(134.2)	(105.8)	(82.4)
Borrowing costs capitalised[1]	69.1	105.6	64.9
Total finance expense	(120.7)	(50.4)	(62.9)
[1]Borrowing costs of US$69.1 million (2024: US$105.6 million and 2023: US$64.9 million) arising on Group general borrowing were capitalised during the year until
31 August 2025 and related to the Salares Norte project, which reached commercial levels of production at that date.
[2]Interest paid per the statement of cash flows amounts to US$159.9 million (2024: US$130.4 million and 2023: US$104.8 million) and comprises interest expense - lease liability of US$25.9 million (2024: US$24.8 million and 2023: US$22.7 million), interest expense - borrowings of US$134.2 million (2024: US$105.8 million and 2023:
US$82.4 million), partially offset by non-cash interest of US$0.2 million  (2024: US$0.2 million and 2023: US$0.3 million).